Expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Personnel expenses		R$ (228,732)	R$ (206,480)	R$ (78,103)
Costs with operators/Other costs		(394,536)	(385,168)	(305,561)
Depreciation and amortization		(74,994)	(41,131)	(27,287)
Goodwill impairment	[1]	(136,723)	0	0
Outsourced services		(33,132)	(41,433)	(17,319)
Rentals/insurance/condominium/water/energy		(2,489)	(1,185)	(2,005)
Allowance for credit losses		(7,789)	(6,303)	(4,205)
Marketing expenses / events		(11,581)	(8,258)	(3,540)
Communication		(9,832)	(13,989)	(4,557)
Travel expenses		(3,557)	(696)	(886)
Other expenses	[2]	(39,916)	(14,753)	(7,505)
Other income and expenses, net		(102,424)	60,572	(840)
Total		(1,045,705)	(658,824)	(451,808)
Disclosure of attribution of expenses by nature to their function [abstract]
Cost of services		(467,803)	(431,419)	(325,870)
Sales and marketing expenses		(119,436)	(80,367)	(33,589)
General administrative expenses		(147,458)	(154,999)	(71,667)
Research and development expenses		(64,072)	(46,308)	(15,637)
Allowance for credit losses		(7,789)	(6,303)	(4,205)
Goodwill impairment	[1]	(136,723)	0	0
Other income and expenses, net		(102,424)	60,572	(840)
Total		(1,045,705)	(658,824)	(451,808)
Fair value on earn-out future payments	[3]	R$ (98,650)	R$ 60,970	R$ 0

[1]	As of December 31, 2022, the Company recognized goodwill impairment in the amount of R$136,723. For more details see Note 11.
[2]	As of December 31, 2022, the total amount is primarily composed of R$18,711 referring to software license; R$4,684 referring to Commissions; and R$3,920 referring to corporate events, R$5,529 refers to losses for non-use of the advance payment signed in June 2021 with a Brazilian telecommunications company related to SMS service agreement.
[3]	For the year ended December 31, 2022, the total amount is composed of additional earn-out on the achievement of gross profit milestones as described in the acquisition agreement, and also the effect of renegotiations contracts entered into with the former shareholders of subsidiaries as follows: R$49,324 referring to SenseData, R$4,039 referring to Sirena, R$39,809 referring to Movidesk; R$ 5,475 referring to D1 (on December 31, 2021 was recognized as revenue R$ 60,970).